Investments (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	R$ 438	R$ 165
Dividends and interest on equity	(45)	(16)
Results from equity-accounted investees	9	(21)
Other comprehensive income		1
Capital increase		430
Others	29	(121)
Impairment	18
Additions of investments	47
Currency translations adjustments	(2)
Balance at December 31, 2025	494	438
Borealis [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	57	57
Dividends and interest on equity	(38)	(16)
Results from equity-accounted investees	19	16
Balance at December 31, 2025	38	57
R P R [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	13	43
Results from equity-accounted investees	(12)	(28)
Other comprehensive income	(1)	(2)
Balance at December 31, 2025		13
Bioglycols L L C [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024		41
Results from equity-accounted investees	(22)	(8)
Other comprehensive income	1	6
Capital increase		5
Others		(44)
Impairment	18
Additions of investments	47
Currency translations adjustments	(2)
Balance at December 31, 2025	42
G R I [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Results from equity-accounted investees
Capital increase		77
Others		(77)
Balance at December 31, 2025
Plaind [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	353
Dividends and interest on equity	(7)
Results from equity-accounted investees	30	5
Capital increase		348
Others	24
Balance at December 31, 2025	400	353
Other [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	15	24
Results from equity-accounted investees	(6)	(6)
Other comprehensive income		(3)
Others	5
Balance at December 31, 2025	R$ 14	R$ 15